UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22066

Cornerstone Progressive Return Fund

(Exact name of registrant as specified in charter)

7 Dawson Street, Huntington Station, New York	11746
(Address of principal executive offices)	(Zip code)

Frank J. Maresca
AST Fund Solutions, LLC, 7 Dawson Street, Huntington Station, New York 11746

 (Name and address of agent for service)

Registrant's telephone number, including area code:     (866) 668-6558

Date of fiscal year end:	December 31, 2014

Date of reporting period:	June 30, 2014

ITEM 1.	REPORTS TO STOCKHOLDERS.

Cornerstone Progressive
Return Fund

Semi-Annual Report
June 30, 2014
(Unaudited)

CONTENTS

Portfolio Summary	1

Schedule of Investments	2

Statement of Assets and Liabilities	9

Statement of Operations	10

Statement of Changes in Net Assets	11

Financial Highlights	12

Notes to Financial Statements	13

Results of Annual Meeting of Shareholders	18

Investment Management Agreement Approval Disclosure	19

Description of Dividend Reinvestment Plan	21

Proxy Voting and Portfolio Holdings Information	23

Privacy Policy Notice	24

Summary of General Information	27

Shareholder Information	27

Cornerstone Progressive Return Fund Portfolio Summary – as of June 30, 2014 (unaudited)

SECTOR ALLOCATION

Sector	Percent of Net Assets
Closed-End Funds	59.8
Exchange-Traded Funds	5.9
Information Technology	4.1
Financials	2.8
Consumer Discretionary	2.2
Energy	2.0
Health Care	2.0
Industrials	1.6
Consumer Staples	1.0
Telecommunication Services	0.9
Materials	0.5
Utilities	0.1
Other	17.1

TOP TEN HOLDINGS, BY ISSUER

	Holding	Sector	Percent of Net Assets
1.	Cohen & Steers Preferred Securities and Income Fund, Inc.	Closed-End Funds	3.2
2.	iShares Core S&P 500 ETF	Exchange-Traded Funds	2.9
3.	Alpine Global Total Dynamic Dividend Fund	Closed-End Funds	2.9
4.	SPDR S&P 500 ETF Trust	Exchange-Traded Funds	2.9
5.	Cohen & Steers Quality Income Realty Fund, Inc.	Closed-End Funds	2.1
6.	CBRE Clarion Global Real Estate Income Fund	Closed-End Funds	2.1
7.	BlackRock Resources & Commodities Strategy Trust	Closed-End Funds	2.0
8.	BlackRock Real Asset Equity Trust	Closed-End Funds	1.9
9.	Nuveen Energy MLP Total Return Fund	Closed-End Funds	1.9
10.	Apple Inc.	Information Technology	1.6

Cornerstone Progressive Return Fund Schedule of Investments – June 30, 2014 (unaudited)

Description	No. of Shares	Value
EQUITY SECURITIES — 82.87%
CLOSED-END FUNDS — 59.83%
CONVERTIBLE SECURITIES — 0.33%
AllianzGI Equity & Convertible Income Fund	46,716	$943,663

CORE — 2.96%
Adams Express Company (The)	153,410	2,109,387
Advent/Claymore Enhanced Growth & Income Fund	23,826	245,408
General American Investors Company, Inc.	65,943	2,427,362
Guggenheim Equal Weight Enhanced Equity Income Fund	95,151	1,905,875
Liberty All-Star Equity Fund	115,339	693,187
Royce Focus Trust, Inc.	1,300	11,115
Source Capital, Inc.	600	41,988
Tri-Continental Corporation	53,591	1,124,339
		8,558,661
CORPORATE DEBT INVESTMENT GRADE-RATED — 0.00%
Cutwater Select Income Fund	1	27

CORPORATE DEBT INVESTMENT GRADE-RATED (LEVERAGED) — 0.00%
John Hancock Income Securities Trust	355	5,201

DEVELOPED MARKET — 0.27%
Aberdeen Australia Equity Fund, Inc.	4,500	40,860
Aberdeen Israel Fund, Inc.	536	9,653
Aberdeen Singapore Fund, Inc.	26,484	345,881

Description	No. of Shares	Value
DEVELOPED MARKET (continued)
New Ireland Fund, Inc. (The)	21,255	$289,706
Swiss Helvetia Fund, Inc. (The)	5,847	85,191
		771,291
EMERGING MARKETS — 1.56%
First Trust/Aberdeen Emerging Opportunity Fund	34,215	653,849
Morgan Stanley India Investment Fund, Inc. *	59,108	1,367,759
Templeton Emerging Markets Fund	2,300	41,929
Templeton Russia and East European Fund, Inc.	9,215	140,621
Voya Emerging Markets High Dividend Equity Fund	180,122	2,298,357
		4,502,515
EMERGING MARKETS DEBT — 0.41%
Stone Harbor Emerging Markets Income Fund	6,147	129,579
Western Asset Emerging Markets Debt Fund Inc.	57,805	1,062,456
		1,192,035
FLEXIBLE INCOME — 0.36%
MFS Charter Income Trust	114,139	1,054,644

ENERGY MLP — 5.89%
ClearBridge Energy MLP Fund Inc.	87,210	2,603,218
ClearBridge Energy MLP Opportunity Fund Inc.	121,079	3,075,407
ClearBridge Energy MLP Total Return Fund Inc.	167,062	3,999,464
First Trust MLP and Energy Income Fund	88,792	1,914,356

See accompanying notes to financial statements.

Cornerstone Progressive Return Fund Schedule of Investments – June 30, 2014 (unaudited) (continued)

Description	No. of Shares	Value
ENERGY MLP (continued)
Nuveen Energy MLP Total Return Fund	245,325	$5,451,121
		17,043,566
GENERAL & INSURED LEVERAGED — 3.24%
BlackRock MuniHoldings Investment Quality Fund	2,800	38,864
BlackRock MuniHoldings Quality Fund II, Inc.	96,305	1,276,041
Eaton Vance National Municipal Opportunities Trust	7,056	141,120
Eaton Vance Tax-Advantaged Bond and Option Strategies Fund	58,036	805,540
Invesco Advantage Municipal Income Trust II	133,008	1,509,641
Invesco Municipal Opportunity Trust	50,199	632,507
Invesco Municipal Trust	31,550	395,006
Invesco Trust for Investment Grade Municipals	119,422	1,556,069
Invesco Value Municipal Income Trust	0	7
MainStay DefinedTerm Municipal Opportunities Fund	1,500	26,760
Managed Duration Investment Grade Municipal Fund	5,889	81,150
MFS Investment Grade Municipal Trust	28,806	267,032
Nuveen Dividend Advantage Municipal Fund 3	113,826	1,557,140
Nuveen Dividend Advantage Municipal Income Fund	33,515	474,572

Description	No. of Shares	Value
GENERAL & INSURED LEVERAGED (continued)
Nuveen Quality Municipal Fund, Inc.	1,971	$25,840
Nuveen Select Quality Municipal Fund, Inc.	37,570	520,720
Western Asset Managed Municipals Fund Inc.	4,749	62,212
		9,370,221
GENERAL BOND — 0.26%
DWS Multi-Market Income Trust	15,169	143,650
MFS Multimarket Income Trust	91,451	608,149
		751,799
GLOBAL — 6.84%
Alpine Global Dynamic Dividend Fund	200,705	2,109,410
Alpine Global Total Dynamic Dividend Fund	945,029	8,429,659
Clough Global Allocation Fund	6,802	105,023
Clough Global Opportunities Fund	14,316	186,108
Delaware Enhanced Global Dividend and Income Fund	171,772	2,179,787
Gabelli Global Utility & Income Trust (The)	33,871	706,549
GDL Fund (The)	34,778	377,689
Nuveen Global Value Opportunities Fund	133,841	1,971,478
Virtus Total Return Fund	200,681	963,269
Wells Fargo Advantage Global Dividend Opportunity Fund	325,819	2,766,203
		19,795,175
GLOBAL INCOME — 1.17%
First Trust/Aberdeen Global Opportunity Income Fund	13,647	200,338

See accompanying notes to financial statements.

Cornerstone Progressive Return Fund Schedule of Investments – June 30, 2014 (unaudited) (continued)

Description	No. of Shares	Value
GLOBAL INCOME (continued)
Legg Mason BW Global Income Opportunities Fund Inc.	89,421	$1,640,875
Nuveen Global Income Opportunities Fund	41,772	532,593
Nuveen Multi-Currency Short-Term Government Income Fund	74,037	831,436
Templeton Global Income Fund	22,400	185,024
		3,390,266
HIGH CURRENT YIELD (LEVERAGED) — 1.85%
AllianceBernstein Global High Income Fund, Inc.	22,028	316,542
BlackRock Corporate High Yield Fund VI, Inc.	165,141	2,029,583
BlackRock Debt Strategies Fund, Inc.	6,609	27,097
DWS High Income Opportunities Fund, Inc.	91,689	1,354,247
DWS High Income Trust	68,425	643,879
First Trust Strategic High Income Fund II	4,604	75,275
Franklin Universal Trust	52,076	391,612
Invesco High Income Trust II	11,284	193,408
MFS Intermediate High Income Fund	38,669	113,687
Neuberger Berman High Yield Strategies Fund Inc.	15,429	213,692
		5,359,022
HIGH YIELD — 0.49%
Credit Suisse Asset Management Income Fund, Inc.	2,200	8,030
First Trust High Income Long/Short Fund	46,839	850,128

Description	No. of Shares	Value
HIGH YIELD (continued)
Western Asset High Income Opportunity Fund Inc.	7,797	$47,562
Western Asset High Yield Defined Opportunity Fund Inc.	17,728	317,508
Western Asset Managed High Income Fund Inc.	31,664	183,651
		1,406,879
HIGH YIELD MUNICIPAL DEBT — 0.18%
MFS High Income Municipal Trust	76,447	366,181
MFS High Yield Municipal Trust	11,000	47,520
MFS Municipal Income Trust	18,043	119,084
		532,785
INCOME & PREFERRED STOCK — 1.34%
Cohen & Steers Limited Duration Preferred and Income Fund, Inc.	4,961	126,307
John Hancock Premium Dividend Fund	70,356	956,138
LMP Capital and Income Fund Inc.	91,642	1,625,729
Nuveen Quality Preferred Income Fund 3	92,642	804,133
Nuveen Tax-Advantaged Dividend Growth Fund	22,622	368,739
		3,881,046
LOAN PARTICIPATION — 5.10%
Apollo Senior Floating Rate Fund Inc.	2,500	45,125
BlackRock Floating Rate Income Strategies Fund, Inc	37,775	553,404
BlackRock Floating Rate Income Trust	13,434	190,897

See accompanying notes to financial statements.

Cornerstone Progressive Return Fund Schedule of Investments – June 30, 2014 (unaudited) (continued)

Description	No. of Shares	Value
LOAN PARTICIPATION (continued)
Blackstone / GSO Senior Floating Rate Term Fund	42,163	$755,139
Eaton Vance Senior Floating-Rate Trust	39,268	583,915
Eaton Vance Floating-Rate Income Trust	142,701	2,153,358
Eaton Vance Senior Income Trust	14,165	96,464
First Trust Senior Floating Rate Income Fund II	61,356	876,777
Invesco Senior Income Trust	243,858	1,221,729
LMP Corporate Loan Fund Inc.	11,943	143,555
Nuveen Credit Strategies Income Fund	407,270	3,812,047
Nuveen Floating Rate Income Fund	101,995	1,234,139
Nuveen Senior Income Fund	137,717	970,905
Nuveen Short Duration Credit Opportunities Fund	2,000	36,800
Voya Prime Rate Trust	358,438	2,075,356
		14,749,610
NATURAL RESOURCES — 5.84%
BlackRock Energy and Resources Trust	46,925	1,265,567
BlackRock Real Asset Equity Trust	597,924	5,614,506
BlackRock Resources & Commodities Strategy Trust	463,946	5,757,570
First Trust Energy Income and Growth Fund	6,350	229,552
First Trust Energy Infrastructure Fund	17,166	408,036
Petroleum & Resources Corporation	83,545	2,604,933

Description	No. of Shares	Value
NATURAL RESOURCES (continued)
Voya Natural Resources Equity Income Fund	89,410	$1,028,215
		16,908,379
OPTION ARBITRAGE/OPTIONS STRATEGIES — 3.15%
BlackRock Global Opportunities Equity Trust	250,786	3,774,329
BlackRock International Growth and Income Trust	445,042	3,667,146
Voya Asia Pacific High Dividend Equity Income Fund	55,060	735,051
Voya Global Advantage and Premium Opportunity Fund	74,789	922,148
		9,098,674
PACIFIC EX JAPAN — 1.35%
Aberdeen Greater China Fund, Inc.	98,060	1,024,727
China Fund, Inc. (The)	117,190	2,480,912
Taiwan Fund, Inc. *	18,973	388,757
		3,894,396
REAL ESTATE — 11.24%
Alpine Global Premier Properties Fund	473,372	3,521,888
CBRE Clarion Global Real Estate Income Fund	651,078	5,931,321
Cohen & Steers Preferred Securities and Income Fund, Inc.	519,678	9,369,794
Cohen & Steers Quality Income Realty Fund, Inc.	542,870	6,107,287
Cohen & Steers Total Return Realty Fund, Inc.	66,022	818,673
LMP Real Estate Income Fund Inc.	128,601	1,480,198

See accompanying notes to financial statements.

Cornerstone Progressive Return Fund Schedule of Investments – June 30, 2014 (unaudited) (continued)

Description	No. of Shares	Value
REAL ESTATE (continued)
Neuberger Berman Real Estate Securities Income Fund Inc.	473,465	$2,367,325
Nuveen Diversified Dividend and Income Fund	105,519	1,293,663
Nuveen Real Estate Income Fund	36,266	405,454
RMR Asia Pacific Real Estate Fund	61,347	1,208,535
		32,504,138
SECTOR EQUITY — 1.07%
First Trust Specialty Finance and Financial Opportunities Fund	5,925	48,052
GAMCO Natural Resources, Gold & Income Trust by Gabelli	149,168	1,718,415
John Hancock Financial Opportunities Fund	57,338	1,326,801
		3,093,268
U.S. MORTGAGE — 0.28%
First Trust Mortgage Income Fund	31,726	503,174
Nuveen Mortgage Opportunity Term Fund	3,000	73,680
Nuveen Mortgage Opportunity Term Fund 2	9,618	228,908
		805,762
UTILITY — 4.50%
BlackRock EcoSolutions Investment Trust	127,519	1,057,133
BlackRock Utility and Infrastructure Trust	133,645	2,798,526
Brookfield Global Listed Infrastructure Income Fund Inc.	94,367	2,364,837

Description	No. of Shares	Value
UTILITY (continued)
Cohen & Steers Infrastructure Fund, Inc.	79,885	$1,956,384
Duff & Phelps Global Utility Income Fund Inc.	117,575	2,585,474
Reaves Utility Income Fund	74,322	2,226,687
Wells Fargo Advantage Utilities and High Income Fund	2,400	31,152
		13,020,193
VALUE — 0.15%
John Hancock Tax-Advantaged Dividend Income Fund	20,529	429,672

TOTAL CLOSED-END FUNDS		173,062,888

CONSUMER DISCRETIONARY — 2.15%
Comcast Corporation - Class A	31,358	1,683,297
DIRECTV *	4,000	340,040
Ford Motor Company	30,000	517,200
Johnson Controls, Inc.	7,000	349,510
Macy's, Inc.	4,000	232,080
Time Warner Cable Inc.	2,000	294,600
Time Warner Inc.	12,000	843,000
Walt Disney Company (The)	23,000	1,972,020
		6,231,747
CONSUMER STAPLES — 0.98%
Archer-Daniels-Midland Company	4,000	176,440
CVS Caremark Corporation	18,000	1,356,660
Kroger Co. (The)	8,000	395,440
PepsiCo, Inc.	10,000	893,400
		2,821,940

See accompanying notes to financial statements.

Cornerstone Progressive Return Fund Schedule of Investments – June 30, 2014 (unaudited) (continued)

Description	No. of Shares	Value
ENERGY — 2.01%
ConocoPhillips	8,000	$685,840
Devon Energy Corporation	6,000	476,400
EOG Resources, Inc.	8,000	934,880
Halliburton Company	8,000	568,080
Kinder Morgan, Inc.	12,000	435,120
Marathon Oil Corporation	9,000	359,280
Schlumberger Limited	20,000	2,359,000
		5,818,600
EXCHANGE-TRADED FUNDS — 5.84%
iShares Core S&P 500 ETF	43,000	8,471,000
SPDR S&P 500 ETF Trust	43,000	8,415,960
		16,886,960
FINANCIALS — 2.79%
Allstate Corporation (The)	4,000	234,880
American International Group, Inc.	8,000	436,640
Bank of America Corporation	30,000	461,100
Bank of New York Mellon Corporation (The)	6,000	224,880
BB&T Corporation	5,000	197,150
BlackRock, Inc. - Class A	2,000	639,200
JPMorgan Chase & Co.	20,000	1,152,400
Marsh & McLennan Companies, Inc.	4,000	207,280
MetLife, Inc.	9,000	500,040
Morgan Stanley	16,000	517,280
Prudential Financial, Inc.	4,000	355,080
Wells Fargo & Company	60,000	3,153,600
		8,079,530
HEALTH CARE — 2.00%
Abbott Laboratories	13,000	531,700
AbbVie Inc.	3,000	169,320
Actavis plc *	2,000	446,100
Aetna Inc.	6,000	486,480
Allergan, Inc.	2,500	423,050

Description	No. of Shares	Value
HEALTH CARE (continued)
Baxter International	7,000	$506,100
Boston Scientific Corporation *	2,000	25,540
Cardinal Health, Inc.	6,000	411,360
Gilead Sciences, Inc. *	14,000	1,160,740
McKesson Corporation	3,000	558,630
Thermo Fisher Scientific Inc.	5,000	590,000
Wellpoint, Inc.	4,500	484,245
		5,793,265
INDUSTRIALS — 1.60%
Deere & Company	3,000	271,650
Delta Air Lines, Inc.	9,000	348,480
General Dynamics Corporation	3,000	349,650
General Electric Company	90,000	2,365,200
Lockheed Martin Corporation	3,000	482,190
Union Pacific Corporation	8,000	798,000
		4,615,170
INFORMATION TECHNOLOGY — 4.12%
Apple Inc.	49,000	4,553,570
Cisco Systems, Inc.	30,000	745,500
Corning, Inc.	9,000	197,550
Hewlett-Packard Company	12,400	417,632
Intel Corporation	20,000	618,000
International Business Machines Corporation	8,000	1,450,160
Microsoft Corporation	22,000	917,400
Oracle Corporation	40,000	1,621,200
QUALCOMM Incorporated	14,500	1,148,400
Yahoo! Inc. *	7,000	245,910
		11,915,322
MATERIALS — 0.53%
Dow Chemical Company (The)	14,500	746,170

See accompanying notes to financial statements.

Cornerstone Progressive Return Fund Schedule of Investments – June 30, 2014 (unaudited) (concluded)

Description	No. of Shares	Value
MATERIALS (continued)
LyondellBasell Industries N.V.	8,000	$781,200
		1,527,370
TELECOMMUNICATION SERVICES — 0.93%
Verizon Communications, Inc.	55,000	2,691,150

UTILITIES — 0.09%
Exelon Corporation	7,000	255,360

TOTAL EQUITY SECURITIES
(cost - $221,287,132)		239,699,302

SHORT-TERM INVESTMENTS — 19.27%
MONEY MARKET FUNDS — 19.27%
Fidelity Institutional Money Market Government Portfolio - Class I, 0.01%^ (cost - $55,747,943)	55,747,943	55,747,943

TOTAL INVESTMENTS — 102.14%
(cost - $277,035,075)		295,447,245

LIABILITIES IN EXCESS OF OTHER ASSETS — (2.14)%		(6,182,814)

NET ASSETS — 100.00%		$289,264,431

*	Non-income producing security.

^	The rate shown is the 7-day effective yield as of June 30, 2014.

See accompanying notes to financial statements.

Cornerstone Progressive Return Fund Statement of Assets and Liabilities – June 30, 2014 (unaudited)

ASSETS
Investments, at value (cost – $277,035,075) (Notes B and C)	$295,447,245
Cash	1,204
Receivables:
Investments sold	380,906
Dividends	290,019
Prepaid expenses	13,166
Total Assets	296,132,540

LIABILITIES
Payables:
Investments purchased	6,478,960
Investment management fees (Note D)	216,440
Trustees’ fees and expenses	19,133
Administration fees (Note D)	15,683
Other accrued expenses	137,893
Total Liabilities	6,868,109

NET ASSETS (applicable to 65,465,673 common shares of beneficial interest)	$289,264,431

NET ASSET VALUE PER SHARE ($289,264,431 ÷ 65,465,673)	$4.42

NET ASSETS CONSISTS OF
Paid-in capital	$278,773,586
Accumulated net realized loss on investments	(7,921,325)
Net unrealized appreciation in value of investments	18,412,170
Net assets applicable to shares outstanding	$289,264,431

See accompanying notes to financial statements.

Cornerstone Progressive Return Fund Statement of Operations – for the Six Months Ended June 30, 2014 (unaudited)

INVESTMENT INCOME
Income:
Dividends	$5,024,978

Expenses:
Investment management fees (Note D)	906,199
Administration fees (Note D)	67,965
Trustees’ fees and expenses	42,477
Accounting fees	25,622
Custodian fees	23,252
Printing	21,961
Legal and audit fees	21,820
Transfer agent fees	8,639
Stock exchange listing fees	6,606
Insurance	3,376
Miscellaneous	5,471
Total Expenses	1,133,388
Net Investment Income	3,891,590

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net realized gain from investments	1,873,038
Capital gain distributions from regulated investment companies	84,077
Net change in unrealized appreciation in value of investments	14,054,124
Net realized and unrealized gain on investments	16,011,239

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$19,902,829

See accompanying notes to financial statements.

Cornerstone Progressive Return Fund Statement of Changes in Net Assets

	For the Six Months Ended June 30, 2014 (Unaudited)	For the Year Ended December 31, 2013

INCREASE IN NET ASSETS
Operations:
Net investment income	$3,891,590	$3,751,076
Net realized gain from investments	1,957,115	7,731,797
Net change in unrealized appreciation in value of investments	14,054,124	1,541,738

Net increase in net assets resulting from operations	19,902,829	13,024,611

Dividends and distributions to shareholders (Note B):
Net investment income	(3,891,590)	(11,482,874)
Return-of-capital	(16,353,427)	(20,156,702)

Total dividends and distributions to shareholders	(20,245,017)	(31,639,576)

Transactions in common shares of beneficial interest:
Proceeds from rights offering of 25,574,147 and 13,352,005 shares of newly issued shares, respectively	117,896,818	64,890,744
Offering expenses associated with rights offering	(113,247)	(147,557)
Proceeds from 700,546 and 824,591 shares newly issued in reinvestment of dividends and distributions, respectively	3,010,903	3,662,776

Net increase in net assets from common shares of beneficial interest transactions	120,794,474	68,405,963

Total increase in net assets	120,452,286	49,790,998

NET ASSETS
Beginning of period	168,812,145	119,021,147
End of period	$289,264,431	$168,812,145

See accompanying notes to financial statements.

Cornerstone Progressive Return Fund Financial Highlights

Contained below is per share operating performance data for a share of beneficial interest outstanding, total investment return, ratios to average net assets and other supplemental data for each period indicated. This information has been derived from information provided in the financial statements and market price data for the Fund’s shares.

	For the Six Months Ended June 30, 2014		For the Years Ended December 31,
	(Unaudited)		2013	2012	2011	2010	2009
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period	$4.31		$4.76	$5.00	$5.90	$6.28	$7.16
Net investment income #	0.09		0.12	0.12	0.12	0.13	0.16
Net realized and unrealized gain/(loss) on investments	0.36		0.28	0.62	(0.11)	1.03	1.42
Net increase in net assets resulting from operations	0.45		0.40	0.74	0.01	1.16	1.58

Dividends and distributions to shareholders:
Net investment income	(0.09)		(0.38)	(0.40)	(0.61)	(1.14)	(0.16)
Return-of-capital	(0.37)		(0.65)	(0.70)	(0.63)	(0.40)	(2.30)
Total dividends and distributions to shareholders	(0.46)		(1.03)	(1.10)	(1.24)	(1.54)	(2.46)

Transactions in common shares of beneficial interest:
Anti-dilutive effect due to shares issued:
Rights offering	0.12		0.18	0.12	0.31	—	—
Reinvestment of dividends and distributions	0.00	+	0.00 +	0.00 +	0.02	0.00 +	—
Total transactions in common shares of beneficial interest	0.12		0.18	0.12	0.33	0.00 +	—

Net asset value, end of period	$4.42		$4.31	$4.76	$5.00	$5.90	$6.28
Market value, end of period	$4.59		$5.14	$5.01	$6.04	$7.46	$8.90
Total investment return (a)	(0.52	)%(b)	28.59%	3.24%	(2.12)%	4.73%	65.40%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000 omitted)	$289,264		$168,812	$119,021	$78,435	$55,277	$58,738
Ratio of expenses to average net assets, net of fee waivers and fees paid indirectly, if any (c)	1.25	%(e)	1.33%	1.25%	1.30%	1.47%	1.39%
Ratio of expenses to average net assets, before fee waivers and fees paid indirectly, if any (c)	1.25	%(e)	1.33%	1.34%	1.45%	1.61%	1.54%
Ratio of net investment income to average net assets (d)	4.29	%(e)	2.70%	2.44%	2.20%	2.20%	2.54%
Portfolio turnover rate	32.98	%(b)	101.00%	97.29%	112.69%	117.45%	115.99%

#	Based on average shares outstanding.

+	Amount rounds to less than $0.01.

(a)
Total investment return at market value is based on the changes in market price of a share during the period and assumes reinvestment of dividends and distributions, if any, at actual prices pursuant to the Fund’s dividend reinvestment plan. Total investment return does not reflect brokerage commissions.

(b)	Not annualized.

(c)	Expenses do not include expenses of investment companies in which the Fund invests.

(d)	Recognition of net investment income by the Fund may be affected by the timing of the declaration of dividends, if any, by investment companies in which the Fund invests.

(e)	Annualized.

See accompanying notes to financial statements.

Cornerstone Progressive Return Fund Notes to Financial Statements (unaudited)

NOTE A. ORGANIZATION

Cornerstone Progressive Return Fund (the “Fund”) was organized as a Delaware statutory trust on April 26, 2007 and commenced investment operations on September 10, 2007. Prior to such date it had no operations other than the sale and issuance of 6,668 shares at an aggregate purchase price of $100,020 on July 20, 2007. Its investment objective is to provide total return. The Fund is registered under the Investment Company Act of 1940, as amended, as a closed-end, diversified management investment company.

NOTE B. SIGNIFICANT ACCOUNTING POLICIES

Management Estimates: The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make certain estimates and assumptions that may affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Subsequent Events: The Fund has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date its financial statements were issued. Based on this evaluation, no additional disclosures or adjustments were required to such financial statements.

Portfolio Valuation: Investments are stated at value in the accompanying financial statements. Readily marketable portfolio securities listed on the New York Stock Exchange (“NYSE”) are valued, except as indicated below, at the last sale price reflected on the consolidated tape at the close of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day. If no bid or asked prices are quoted on such day or if market prices may be unreliable because of events occurring after the close of trading, then the security is valued by such method as the Board of Trustees shall determine in good faith to reflect its fair market value. Readily marketable securities not listed on the NYSE but listed on other domestic or foreign securities exchanges are valued in a like manner. Portfolio securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined as reflected on the consolidated tape at the close of the exchange representing the principal market for such securities. Securities trading on the Nasdaq Stock Market, Inc. (“NASDAQ”) are valued at the NASDAQ Official Closing Price.

Readily marketable securities traded in the over-the- counter market, including listed securities whose primary market is believed by Cornerstone Advisors, Inc. (the “Investment Manager” or “Cornerstone”) to be over-the-counter, are valued at the mean of the current bid and asked prices as reported by the NASDAQ or, in the case of securities not reported by the NASDAQ or a comparable source, as the Board of Trustees deem appropriate to reflect their fair market value. Where securities are traded on more than one exchange and also over-the-counter, the securities will generally be valued using the quotations the Board of Trustees believes reflect most closely the value of such securities. At June 30, 2014, the Fund held no securities valued in good faith by the Board of Trustees.

The net asset value per share of the Fund is calculated weekly and on the last business day of the month with the exception of those days on which the NYSE is closed.

The Fund is exposed to financial market risks, including the valuations of its investment portfolio. During the six months ended June 30, 2014, the Fund did not invest in derivative instruments or engage in hedging activities.

Investment Transactions and Investment Income: Investment transactions are accounted for on the trade date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax

Cornerstone Progressive Return Fund Notes to Financial Statements (unaudited) (continued)

purposes. Interest income is recorded on an accrual basis; dividend income is recorded on the ex-dividend date.

Risks Associated with Investments in Other Closed-end Funds: Closed-end investment companies are subject to the risks of investing in the underlying securities. The Fund, as a holder of the securities of the closed-end investment company, will bear its pro rata portion of the closed-end investment company’s expenses, including advisory fees. These expenses are in addition to the direct expenses of the Fund’s own operations.

Taxes: No provision is made for U.S. federal income or excise taxes as it is the Fund’s intention to qualify as a regulated investment company and to make the requisite distributions to its shareholders which will be sufficient to relieve it from all or substantially all U.S. federal income and excise taxes.

The Accounting for Uncertainty in Income Taxes Topic of the FASB Accounting Standards Codification defines the threshold for recognizing the benefits of tax-return positions in the financial statements as “more-likely-than-not” to be sustained by the taxing authority and requires measurement of a tax position meeting the more-likely-than-not criterion, based on the largest benefit that is more than 50 percent likely to be realized. The Fund’s policy is to classify interest and penalties associated with underpayment of federal and state income taxes, if any, as income tax expense on its Statement of Operations. As of December 31, 2013, the Fund does not have any interest or penalties associated with the underpayment of any income taxes. Management reviewed any uncertain tax positions for open tax years 2010 through 2013, and for the six months ended June 30, 2014. There was no material impact to the financial statements.

Distributions to Shareholders: The Fund seeks to make a level distribution to its shareholders each month pursuant to a distribution policy adopted by the Board of Trustees (“Distribution Policy”). To the extent these distributions are not represented by net investment income and capital gains, they will not represent yield or investment return on the Fund’s portfolio. The distribution rate may be modified by the Board of Trustees from time to time. If, for any monthly distribution, investment company taxable income, if any (which term includes net short-term capital gain), and net tax-exempt income, if any, is less than the amount of the distribution, the difference will generally be a tax-free return of capital distributed from the Fund’s assets. The Fund’s final distribution for each calendar year is expected to include any remaining investment company taxable income and net tax exempt income undistributed during the year, as well as all net capital gain realized during the year.

However, if they determine it is appropriate to do so, the Board of Trustees may elect to not distribute realized gains and to pay taxes incurred. In general, the total distributions made in any taxable year (other than distributions of net capital gain or return of capital) would be treated as ordinary dividend income to the extent of the Fund’s current and accumulated earnings and profits. Distributions in excess of the earnings and profits would first be a tax-free return of capital to the extent of the adjusted tax basis in the shares.

The Distribution Policy described above would result in the payment of approximately the same amount or percentage to the Fund’s shareholders each month. These distributions will not be tied to the Fund’s investment income and capital gains and will not represent yield or investment return on the Fund’s portfolio. Section 19(a) of the 1940 Act and Rule 19a-1 thereunder require the Fund to provide a written statement accompanying any such payment that adequately discloses its source or sources, other than net investment income. Thus, if the source of some or all of the dividend or other distribution were the original capital contribution of the shareholder, and the payment amounted to a return of capital, the Fund would be required to provide written disclosure to that effect. Nevertheless, persons who periodically receive the payment of a dividend or

Cornerstone Progressive Return Fund Notes to Financial Statements (unaudited) (continued)

other distribution may be under the impression that they are receiving net profits when they are not. Shareholders should read any written disclosure provided pursuant to Section 19(a) and Rule 19a-1 carefully, and should not assume that the source of any distribution from the Fund is net profit.

The Board of Trustees reserves the right to change the Distribution Policy from time to time.

Distribution Policy Risk: The Fund seeks to make monthly distributions to shareholders at a rate that may include periodic distributions of its net income and net capital gains (“Net Earnings”), or from return-of-capital. If, for any fiscal year where total cash distributions exceeded Net Earnings (the “Excess”), the Excess would decrease the Fund’s total assets and, as a result, would have the likely effect of increasing the Fund’s expense ratio. There is a risk that the total Net Earnings from the Fund’s portfolio would not be great enough to offset the amount of cash distributions paid to Fund shareholders. If this were to be the case, the Fund’s assets would be depleted, and there is no guarantee that the Fund would be able to replace the assets. In addition, in order to make such distributions, the Fund may have to sell a portion of its investment portfolio at a time when independent investment judgment might not dictate such action. Furthermore, such assets used to make distributions will not be available for investment pursuant to the Fund’s investment objective.

NOTE C. FAIR VALUE

As required by the Fair Value Measurement and Disclosures Topic of the FASB Accounting Standards Codification, the Fund has performed an analysis of all assets and liabilities measured at fair value to determine the significance and character of all inputs to their fair value determination.

The fair value hierarchy prioritizes the inputs to valuation techniques used to measure fair value into the following three broad categories.

•	Level 1 – quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement.

•
Level 2 – quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.

•
Level 3 – model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Fund’s own assumptions that market participants would use to price the asset or liability based on the best available information.

The following is a summary of the inputs used as of June 30, 2014 in valuing the Fund’s investments carried at value:

Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1 – Quoted Prices
Equity Investments	$239,699,302	$—
Short-Term Investments	55,747,943	—
Level 2 – Other Significant Observable Inputs	—	—
Level 3 – Significant Unobservable Inputs	—	—
Total	$295,447,245	$—

*	Other financial instruments include futures, forwards and swap contracts.

The breakdown of the Fund’s investments into major categories is disclosed in its Schedule of Investments.

Cornerstone Progressive Return Fund Notes to Financial Statements (unaudited) (continued)

During the six months ended June 30, 2014, the Fund did not have any transfers in and out of any Level.

The Fund did not have any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) at June 30, 2014.

It is the Fund’s policy to recognize transfers into and out of any Level at the end of the reporting period.

In June 2013, FASB issued Accounting Standards Update 2013-08 Financial Services – Investment Companies (Topic 946) – Amendments to the Scope, Measurement and Disclosure Requirements (“ASU 2013-08”) which is effective for interim and annual reporting periods in fiscal years that begin after December 15, 2013. ASU 2013-08 sets forth a methodology for determining whether an entity should be characterized as an investment company and prescribes fair value accounting for an investment company’s non-controlling ownership interest in another investment company. FASB has determined that a fund registered under the Investment Company Act of 1940 automatically meets ASU 2013-08’s criteria for an investment company. Although still evaluating the potential impacts of ASU 2013-08 to the Fund, the Investment Manager does not expect the adoption of the ASU to have an effect on the Fund.

NOTE D. AGREEMENTS WITH AFFILIATES

At June 30, 2014, certain officers of the Fund are also officers of Cornerstone or AST Fund Solutions, LLC (“AFS”). Such officers are paid no fees by the Fund for serving as officers of the Fund.

Investment Management Agreement

Cornerstone serves as the Fund’s Investment Manager with respect to all investments. As compensation for its investment management services, Cornerstone receives from the Fund an annual fee, calculated weekly and paid monthly, equal to 1.00% of the Fund’s average weekly net assets. For the six months ended June 30, 2014, Cornerstone earned $906,199 for investment management services.

Administration Agreement

Under terms of the administration agreement, AFS supplies executive, administrative and regulatory services for the Fund. AFS supervises the preparation of reports to shareholders for the Fund, reports to and filings with the Securities and Exchange Commission and materials for meetings of the Board of Trustees. For these services, the Fund pays AFS a monthly fee at an annual rate of 0.075% of its average daily net assets, subject to an annual minimum fee of $50,000. For the six months ended June 30, 2014, AFS earned $67,965 as administrator.

NOTE E. INVESTMENT IN SECURITIES

For the six months ended June 30, 2014, purchases and sales of securities, other than short-term investments, were $116,554,530 and $58,048,282, respectively.

NOTE F. COMMON SHARES OF BENEFICIAL INTEREST

The Fund has unlimited common shares of beneficial interest authorized and has 65,465,673 shares issued and outstanding at June 30, 2014. As of that date, two individuals that control Cornerstone owned 6,210 shares related to the initial issuance of the seed capital shares of the Fund. Transactions in common shares of beneficial interest for the six months ended June 30, 2014 were as follows:

Shares at beginning of period	39,190,980
Shares newly issued from rights offering	25,574,147
Shares newly issued in reinvestment of dividends and distributions	700,546
Shares at end of period	65,465,673

Cornerstone Progressive Return Fund Notes to Financial Statements (unaudited) (concluded)

NOTE G. FEDERAL INCOME TAXES

Income and capital gains distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments of losses deferred due to wash sales and Post-October losses (as later defined), and excise tax regulations.

The tax character of dividends and distributions paid to shareholders during the year ended December 31, 2013 was ordinary income of $11,482,874 and return-of-capital of $20,156,702.

GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. Under current tax law, certain capital losses realized after October 31 within a taxable year may be deferred and treated as occurring on the first day of the following tax year (“Post-October losses”). The Fund incurred no such losses during the year ended December 31, 2013.

At December 31, 2013, the Fund had a capital loss carryforward for U.S. federal income tax purposes of $9,846,029 which expires in 2017.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized after December 31, 2010 may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Under the law in effect prior to the Act, pre-enactment net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses. Therefore, there may be a greater likelihood that all or a portion of the Fund’s capital loss carryforward may expire without being utilized.

The following information is computed on a tax basis for each item as of June 30, 2014:

Cost of portfolio investments	$277,065,550
Gross unrealized appreciation	$19,437,531
Gross unrealized depreciation	(1,055,836)
Net unrealized appreciation	$18,381,695

Results of Annual Meeting of Shareholders (unaudited)

On April 15, 2014, the Annual Meeting of Shareholders of the Fund was held and the following matters were voted upon based on 39,257,124 shares of beneficial interest outstanding on the record date of February 18, 2014.

(1)	To approve the election of five trustees to hold office until the year 2015 Annual Meeting of Shareholders.

Name of Trustees	For	Withhold	Broker Non-Votes
Ralph W. Bradshaw	31,105,707	847,552	233,014
Edwin Meese III	30,631,615	1,324,344	230,314
Scott B. Rogers	30,966,263	987,196	232,814
Andrew A. Strauss	30,906,532	1,046,727	233,014
Glenn W. Wilcox, Sr.	30,970,143	985,616	230,514

Investment Management Agreement Approval Disclosure (unaudited)

The Board of Trustees, including the Independent Trustees (the “Board”) of Cornerstone Progressive Return Fund (the “Fund”) considers the approval of the continuation of the Investment Management Agreement (the “Agreement”) between Cornerstone Advisors, Inc. (the “Investment Manager”) and the Fund on an annual basis. The most recent approval of the continuation of the Agreement occurred at an in person meeting of the Board held on February 7, 2014.

The Board requested and received extensive materials and information from the Investment Manager to assist them in considering the approval of the continuance of the Agreement. Based on the Board’s review of the materials and information as well as discussions with management of the Investment Manager, the Board determined that the approval of the continuation of the Agreement was consistent with the best interests of the Fund and its shareholders. The Board decided that the continuation of the Agreement would enable the Fund to continue to receive high quality services at a cost that is appropriate, reasonable, and in the best interests of the Fund and its shareholders. The Board made these determinations on the basis of the following factors, among others: (1) the nature and quality of the services provided by the Investment Manager; (2) the cost to the Investment Manager for providing such services, with special attention to the Investment Manager’s profitability (and whether the Investment Manager realizes any economies of scale); (3) the direct and indirect benefits received by the Investment Manager from its relationship with the Fund and the other investment companies advised by the Investment Manager; and (4) comparative information as to the management fees, expense ratios and performance of other similarly situated closed-end investment companies.

In response to a questionnaire distributed by Fund counsel to the Investment Manager in accordance with Section 15c of the Investment Company Act of 1940, as amended, the Investment Manager provided certain information to the independent members of the Board in advance of the meeting held on February 7, 2014. The materials provided by the Investment Manager described the services offered by the Investment Manager to the Fund and included an overview of the Investment Manager’s investment philosophy, management style and plan, including the Investment Manager’s extensive knowledge and experience in the closed-end fund industry. The Board noted that the Investment Manager provides quarterly reviews of the performance of the Fund and the Investment Manager’s services for the Fund. The Board also discussed the experience and knowledge of the Investment Manager with respect to managing the Fund’s monthly distribution policy and the extent to which such policy contributes to the market’s positive valuation of the Fund.

The Board also reviewed and discussed a comparison of the Fund’s performance with comparable closed-end funds and a comparison of the Fund’s expense ratios and management fees with those of comparable funds. Additionally, the Investment Manager presented an analysis of its profitability based on its contractual relationship with the Fund and the other investment companies advised by the Investment Manager.

The Board carefully evaluated this information, taking into consideration many factors including the overall high quality of the personnel, operations, financial condition, investment management capabilities, methodologies, and performance of the Investment Manager. The Board met in executive session to discuss the information provided and was advised by independent legal counsel with respect to its deliberations and its duties when considering the Agreement’s continuance. Based on its review of the information requested and provided, the Board determined that the management fees payable to the Investment Manager under the Agreement are fair and reasonable in light of the services to be provided, the performance of the Fund, the profitability of the Investment Manager’s relationship with the Fund, the comparability of the proposed fee to fees paid by closed-end funds in the Fund’s peer group, and the level of quality of the investment management personnel. The Board determined that the Agreement is consistent with the best interests of the Fund and its shareholders, and enables the

Investment Management Agreement Approval Disclosure (unaudited) (concluded)

Fund to receive high quality services at a cost that is appropriate, reasonable, and in the best interests of the Fund and its shareholders. Accordingly, in light of the above considerations and such other factors and information it considered relevant, the Board by a unanimous vote (including a separate vote of all the Independent Trustees present in person at the meeting) approved the continuance of the Agreement with respect to the Fund.

Description of Dividend Reinvestment Plan (unaudited)

Cornerstone Progressive Return Fund (the “Fund) operates a Dividend Reinvestment Plan (the “Plan”), sponsored and administered by American Stock Transfer & Trust Company, LLC (the “Agent”), pursuant to which the Fund’s income dividends or capital gains or other distributions (each, a “Distribution” and collectively, “Distributions”), net of any applicable U.S. withholding tax, are reinvested in shares of the Fund.

Shareholders automatically participate in the Fund’s Plan, unless and until an election is made to withdraw from the Plan on behalf of such participating shareholder. Shareholders who do not wish to have Distributions automatically reinvested should so notify the Agent at P.O. Box 922, Wall Street Station, New York, New York 10269-0560. Under the Plan, the Fund’s Distributions to shareholders are reinvested in full and fractional shares as described below.

When the Fund declares a Distribution, the Agent, on the shareholder’s behalf, will (i) receive additional authorized shares from the Fund either newly issued or repurchased from shareholders by the Fund and held as treasury stock (“Newly Issued Shares”) or (ii) purchase outstanding shares on the open market, on the NYSE MKT or elsewhere, with cash allocated to it by the Fund (“Open Market Purchases”).

The method for determining the number of Newly Issued Shares received when Distributions are reinvested will be determined by dividing the amount of the Distribution either by the Fund’s last reported net asset value per share or by a price equal to the average closing price of the Fund over the five trading days preceding the payment date of the Distribution, whichever is lower. However, if the last reported net asset value of the Fund’s shares is higher than its market price (i.e., the Fund is selling at a discount), shares may be acquired by the Agent in Open Market Purchases and allocated to the reinvesting shareholders based on the average cost of such Open Market Purchases.

Whenever the Fund declares a Distribution and the last reported net asset value of the Fund’s shares is higher than its market price, the Agent will apply the amount of such Distribution payable to Plan participants of the Fund in Fund shares (less such Plan participant’s pro rata share of brokerage commissions incurred with respect to Open Market Purchases in connection with the reinvestment of such Distribution) to the purchase on the open market of Fund shares for such Plan participant’s account. Such purchases will be made on or after the payable date for such Distribution, and in no event more than 30 days after such date except where temporary curtailment or suspension of purchase is necessary to comply with applicable provisions of federal securities laws. The Agent may aggregate a Plan participant’s purchases with the purchases of other Plan participants, and the average price (including brokerage commissions) of all shares purchased by the Agent shall be the price per share allocable to each Plan participant.

Registered shareholders who do not wish to have their Distributions automatically reinvested should so notify the Fund in writing. If a shareholder has not elected to receive cash Distributions and the Agent does not receive notice of an election to receive cash Distributions prior to the record date of any Distribution, the shareholder will automatically receive such Distributions in additional shares.

Participants in the Plan may withdraw from the Plan by providing written notice to the Agent at least 30 days prior to the applicable Distribution payment date. When a Participant withdraws from the Plan, or upon suspension or termination of the Plan at the sole discretion of the Fund’s Board of Trustees, certificates for whole shares credited to his or her account under the Plan will, upon request, be issued. Whether or not a participant requests that certificates for whole shares be issued, a cash payment will be made for any fraction of a share credited to such account.

Description of Dividend Reinvestment Plan (unaudited) (concluded)

The Agent will maintain all shareholder accounts in the Plan and furnish written confirmations of all transactions in the accounts, including information needed by shareholders for personal and tax records. The Agent will hold shares in the account of the Plan participant in non-certificated form in the name of the participant, and each shareholder’s proxy will include those shares purchased pursuant to the Plan. Each participant, nevertheless, has the right to receive certificates for whole shares owned. The Agent will distribute all proxy solicitation materials to participating shareholders.

In the case of shareholders, such as banks, brokers or nominees, that hold shares for others who are beneficial owners participating in the Plan, the Agent will administer the Plan on the basis of the number of shares certified from time to time by the record shareholder as representing the total amount of shares registered in the shareholder’s name and held for the account of beneficial owners participating in the Plan.

Neither the Agent nor the Fund shall have any responsibility or liability beyond the exercise of ordinary care for any action taken or omitted pursuant to the Plan, nor shall they have any duties, responsibilities or liabilities except such as expressly set forth herein. Neither shall they be liable hereunder for any act done in good faith or for any good faith omissions to act, including, without limitation, failure to terminate a participant’s account prior to receipt of written notice of his or her death or with respect to prices at which shares are purchased or sold for the participant’s account and the terms on which such purchases and sales are made, subject to applicable provisions of the federal securities laws.

The automatic reinvestment of Distributions will not relieve participants of any federal, state or local income tax that may be payable (or required to be withheld) on such Distributions. The Fund reserves the right to amend or terminate the Plan. There is no direct service charge to participants with regard to purchases in the Plan.

All correspondence concerning the Plan should be directed to the Agent at P.O. Box 922, Wall Street Station, New York, New York 10269-0560. Certain transactions can be performed online at www.amstock.com or by calling the toll free number (866) 668-6558.

Proxy Voting and Portfolio Holdings Information (unaudited)

The policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities are available:

•	without charge, upon request, by calling toll-free (866) 668-6558; and

•	on the website of the Securities and Exchange Commission, http://www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent period ended June 30 is available without charge, upon request, by calling toll-free (866) 668-6558, and on the SEC’s website at http://www.sec.gov or on the Fund’s website at www.cornerstoneprogressivereturnfund.com (See Form N-PX).

The Fund files a complete schedule of its portfolio holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the SEC’s Public Reference Room may be obtained by calling toll-free 1-800-SEC-0330.

Privacy Policy Notice (unaudited)

FACTS	WHAT DOES CORNERSTONE PROGRESSIVE RETURN FUND, (THE “FUND”) DO WITH YOUR PERSONAL INFORMATION?
Why?
Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?
The types of personal information we, and our service providers, on our behalf, collect and share depend on the product or service you have with us. This information can include:
   •   Social Security number
   •   account balances
   •   account transactions
   •   transaction history
   •   wire transfer instructions
   •   checking account information
When you are no longer our customer, we continue to share your information as described in this notice.

How?
All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons the Fund, and our service providers, on our behalf, choose to share; and whether you can limit this sharing.

Privacy Policy Notice (unaudited) (continued)

Reasons we can share your personal information	Does the Fund share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

What we do
Who is providing this notice?	Cornerstone Progressive Return Fund (the “Fund”)
How does the Fund and the Fund’s service providers, on the Fund’s behalf protect my personal information?
To protect your personal information from unauthorized access and use, we and our service providers use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

How does the Fund and the Fund’s service providers, on the Fund’s behalf collect my personal information?
We collect your personal information, for example, when you:
   •   open an account
   •   provide account information
   •   give us your contact information
   •   make a wire transfer
We also collect your information from others, such as credit bureaus, affiliates, or other companies.

Privacy Policy Notice (unaudited) (concluded)

Why can’t I limit all sharing?
Federal law gives you the right to limit only
   •   sharing for affiliates’ everyday business purposes – information about your creditworthiness
   •   affiliates from using your information to market to you
   •   sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. • Cornerstone Advisors, Inc.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. • The Fund does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. • The Fund does not jointly market.

Questions?	Call (866) 668-6558

Summary of General Information (unaudited)

Cornerstone Progressive Return Fund is a closed-end, diversified investment company whose shares trade on the NYSE MKT. Its investment objective is to provide total return. The Fund is managed by Cornerstone Advisors, Inc.

Shareholder Information (unaudited)

The Fund is listed on the NYSE MKT (symbol “CFP”). The previous week’s net asset value per share, market price, and related premium or discount, as well as certain other Fund information, are available on the Fund’s website at www.cornerstoneprogressivereturnfund.com.

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that Cornerstone Progressive Return Fund may from time to time purchase its shares in the open market.

This report, including the financial statements herein, is sent to the shareholders of the Fund for their information. The financial information included herein is taken from the records of the Fund without examination by the independent registered public accountants who do not express an opinion thereon. It is not a prospectus, circular or representation intended for use in the purchase or sale of shares of the Fund or of any securities mentioned in the report.

Cornerstone Progressive Return Fund

ITEM 2.	CODE OF ETHICS.

Not required

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not required

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not required

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)	Not required

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not required

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

(a)	Not required

(b)	There has not been a change in any of the Portfolio Managers identified in response to this Item in the registrant's most recent annual report on Form N-CSR.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

None

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of trustees that have been implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) or this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant's principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.	EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not required

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto

Exhibit 99.CERT	Certifications required by Rule 30a-2(a) under the Act

Exhibit 99.906CERT	Certifications required by Rule 30a-2(b) under the Act

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Cornerstone Progressive Return Fund

By (Signature and Title)*		/s/ Ralph W. Bradshaw
Ralph W. Bradshaw, Chairman and President
(Principal Executive Officer)

Date	September 2, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Ralph W. Bradshaw
Ralph W. Bradshaw, Chairman and President
(Principal Executive Officer)

Date	September 2, 2014

By (Signature and Title)*		/s/ Frank J. Maresca
Frank J. Maresca, Treasurer
(Principal Financial Officer)

Date	September 2, 2014

* Print the name and title of each signing officer under his or her signature.